First Eagle Global Equity ETF
Schedule of Investments
May 31, 2025 (Unaudited)

COMMON STOCKS - 98.4%	Shares	Value
Brazil - 0.9%
Ambev SA - ADR	979,225	$2,389,309

Canada - 8.3%
Agnico Eagle Mines Ltd.	17,180	2,025,146
Barrick Mining Corp.	163,219	3,127,276
Franco-Nevada Corp.	10,404	1,752,536
Imperial Oil Ltd.	62,614	4,470,375
Nutrien Ltd.	36,215	2,137,771
Power Corp. of Canada	61,570	2,382,761
Wheaton Precious Metals Corp.	60,974	5,289,495
		21,185,360

China - 1.2%
Alibaba Group Holding Ltd.	214,800	3,120,190

France - 3.6%
Danone SA	44,044	3,762,726
LVMH Moet Hennessy Louis Vuitton SE	4,276	2,321,987
Pernod Ricard SA	9,170	947,705
Sanofi SA	21,615	2,147,977
		9,180,395

Germany - 0.3%
adidas AG	2,620	652,985

Hong Kong - 1.5%
AIA Group Ltd.	232,400	1,945,781
Jardine Matheson Holdings Ltd.	41,265	1,836,292
		3,782,073

Ireland - 1.3%
Medtronic PLC	38,645	3,206,762

Japan - 7.7%
FANUC Corp.	89,200	2,397,759
Hoshizaki Corp.	34,400	1,289,746
Mitsubishi Electric Corp.	138,000	2,785,031
MS&AD Insurance Group Holdings, Inc.	139,700	3,355,247
Secom Co. Ltd.	71,000	2,599,312
Shimano, Inc.	16,600	2,372,417
SMC Corp.	7,500	2,822,370
Sompo Holdings, Inc.	65,500	1,996,932
		19,618,814

Mexico - 1.6%
Fomento Economico Mexicano SAB de CV - ADR	38,645	4,116,852

Netherlands - 2.7%
Heineken NV	15,720	1,399,737
Prosus NV	104,145	5,344,954
		6,744,691

South Korea - 2.3%
Samsung Electronics Co. Ltd.	145,018	5,907,090

Sweden - 1.1%
Investor AB (a)	91,700	2,699,267

Switzerland - 5.0%
Cie Financiere Richemont SA	26,275	4,943,722
Nestle SA	28,165	3,001,301
Schindler Holding AG	11,248	3,996,252
SGS SA	7,205	750,966
		12,692,241

Taiwan - 1.5%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	19,719	3,812,077

United Kingdom - 12.9%
BAE Systems PLC	168,335	4,312,705
British American Tobacco PLC	145,480	6,535,035
Diageo PLC	37,335	1,014,615
Haleon PLC	613,735	3,422,594
Lloyds Banking Group PLC	2,249,270	2,339,580
Reckitt Benckiser Group PLC	53,055	3,597,046
Shell PLC	71,425	2,370,534
Unilever PLC	72,705	4,622,952
Willis Towers Watson PLC	14,080	4,457,024
		32,672,085

United States - 46.5%(b)
Alphabet, Inc. - Class C	36,848	6,369,177
American Express Co.	8,650	2,543,532
Analog Devices, Inc.	11,135	2,382,667
Bank of New York Mellon Corp.	56,330	4,991,401
Becton Dickinson & Co.	31,412	5,421,397
Berkshire Hathaway, Inc. - Class B (a)	5,671	2,857,957
Bio-Rad Laboratories, Inc. - Class A (a)	9,412	2,135,865
CH Robinson Worldwide, Inc.	43,885	4,211,643
Colgate-Palmolive Co.	33,493	3,112,839
Comcast Corp. - Class A	132,648	4,585,641
Cummins, Inc.	6,314	2,029,825
Dollar General Corp.	22,462	2,184,430
Elevance Health, Inc.	13,311	5,109,294
Equity Residential	35,370	2,480,852
Expeditors International of Washington, Inc.	25,238	2,845,080
Exxon Mobil Corp.	30,279	3,097,542
Fidelity National Financial, Inc.	24,235	1,327,351
HCA Healthcare, Inc.	17,851	6,808,193
Meta Platforms, Inc. - Class A	12,781	8,275,570
Microsoft Corp.	1,756	808,392
Newmont Corp.	68,276	3,599,511
Noble Corp. PLC	121,843	3,018,051
ONEOK, Inc.	11,790	953,104
Oracle Corp.	47,310	7,831,224
Philip Morris International, Inc.	37,837	6,832,984
PPG Industries, Inc.	22,349	2,476,269
Royal Gold, Inc.	12,584	2,241,462
Salesforce, Inc.	11,029	2,926,766
Schlumberger NV	118,555	3,918,243
Texas Instruments, Inc.	16,484	3,014,099
Universal Health Services, Inc. - Class B	19,650	3,740,378
US Bancorp	34,060	1,484,675
Walt Disney Co.	10,707	1,210,319
Weyerhaeuser Co.	59,605	1,544,366
		118,370,099
TOTAL COMMON STOCKS (Cost $239,948,890)		250,150,290

PREFERRED STOCKS - 1.3%	Shares	Value
Brazil - 0.7%
Itausa SA, 0.00%	885,940	1,716,272

Germany - 0.6%
Henkel AG & Co. KGaA, 0.00%	20,305	1,624,935
TOTAL PREFERRED STOCKS (Cost $3,171,780)		3,341,207

TOTAL INVESTMENTS - 99.7% (Cost $243,120,670)		253,491,497
Other Assets in Excess of Liabilities - 0.3%		841,196
TOTAL NET ASSETS - 100.0%		$254,332,693
two		–%
Percentages are stated as a percent of net assets.		–%

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

Summary of Fair Value Disclosure as of May 31, 2025 (Unaudited)

First Eagle Global Equity ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$250,150,290	$–	$–	$250,150,290
Preferred Stocks	3,341,207	–	–	3,341,207
Total Investments	$253,491,497	$–	$–	$253,491,497

Refer to the Schedule of Investments for further disaggregation of investment categories.